Segment information - Segment Profit Or Loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Revenue	R$ 9,392,264	R$ 9,347,413	R$ 7,746,534
Cost of goods sold	(8,054,807)	(7,616,606)	(6,421,037)
Sales, general and administrative expenses	(1,364,599)	(1,228,128)	(1,022,388)
Share of profit of an associate	1,483	0	0
Other operating (expenses) income, net	37,570	(275,810)	56,759
Financial (costs) income	(822,534)	(617,807)	(219,444)
Income tax expense	25,618	172,256	(32,662)
Profit for the year	(785,005)	(218,682)	107,762
Depreciation and amortization	(179,959)	(167,486)	(145,513)
Operating segments
Disclosure of operating segments [line items]
Revenue	9,809,589	9,668,465	7,849,877
Cost of goods sold	(8,436,839)	(7,904,950)	(6,524,380)
Sales, general and administrative expenses	(1,182,668)	(1,013,654)	(898,130)
Share of profit of an associate	2,158
Other operating (expenses) income, net	60,097	48,007	56,759
Financial (costs) income	(843,610)	(588,842)	(219,444)
Income tax expense	14,888	161,136	(32,662)
Profit for the year	(576,385)	370,162	232,020
Depreciation and amortization	(156,635)	(147,315)	(129,950)
Operating segments | Brazil Ag Retail
Disclosure of operating segments [line items]
Revenue	7,869,843	7,829,305	6,351,223
Cost of goods sold	(6,959,693)	(6,543,315)	(5,336,991)
Sales, general and administrative expenses	(841,008)	(741,925)	(685,904)
Share of profit of an associate	2,776
Other operating (expenses) income, net	48,148	48,135	42,608
Financial (costs) income	(760,006)	(525,056)	(217,277)
Income tax expense	39,061	208,331	3,973
Profit for the year	(600,879)	275,475	157,632
Depreciation and amortization	(124,909)	(121,968)	(112,112)
Operating segments | LATAM Ag Retail
Disclosure of operating segments [line items]
Revenue	1,190,549	1,206,341	1,166,415
Cost of goods sold	(1,006,376)	(1,009,721)	(975,756)
Sales, general and administrative expenses	(140,643)	(120,936)	(120,902)
Share of profit of an associate	0
Other operating (expenses) income, net	2,238	(1,640)	(6,081)
Financial (costs) income	(26,535)	(15,371)	(9,639)
Income tax expense	(8,326)	(22,263)	(20,865)
Profit for the year	10,907	36,410	33,172
Depreciation and amortization	(11,336)	(11,792)	(11,295)
Operating segments | Crop Care
Disclosure of operating segments [line items]
Revenue	749,197	632,819	332,239
Cost of goods sold	(470,770)	(351,914)	(211,633)
Sales, general and administrative expenses	(201,017)	(150,793)	(91,324)
Share of profit of an associate	(618)
Other operating (expenses) income, net	9,711	1,512	20,232
Financial (costs) income	(57,069)	(48,415)	7,472
Income tax expense	(15,847)	(24,932)	(15,770)
Profit for the year	13,587	58,277	41,216
Depreciation and amortization	(20,390)	(13,555)	(6,543)
Corporate
Disclosure of operating segments [line items]
Revenue	0	0	0
Cost of goods sold	0	0	0
Sales, general and administrative expenses	(181,931)	(214,474)	(124,258)
Share of profit of an associate	(675)
Other operating (expenses) income, net	(22,527)	(323,817)	0
Financial (costs) income	21,076	(28,965)	0
Income tax expense	0	0	0
Profit for the year	(184,057)	(567,256)	(124,258)
Depreciation and amortization	(23,324)	(20,171)	(15,563)
Eliminations between segments
Disclosure of operating segments [line items]
Revenue	(417,325)	(321,052)	(103,343)
Cost of goods sold	382,032	288,344	103,343
Sales, general and administrative expenses	0	0	0
Share of profit of an associate
Other operating (expenses) income, net	0	0	0
Financial (costs) income	0	0	0
Income tax expense	10,730	11,120	0
Profit for the year	(24,563)	(21,588)	0
Depreciation and amortization	R$ 0	R$ 0	R$ 0